Property and Equipment - Schedule of Property and Equipment (Details) (Southwestern Montana Financial Center, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2017
Property and equipment, gross	$ 59,785	$ 690,270	$ 689,305
Less: Accumulated depreciation	(2,580)	(271,813)	(97,054)
Property and equipment, net	57,205	418,457	592,251
Leasehold Improvements [Member]
Property and equipment, gross	44,082	$ 56,631	$ 56,631
Southwestern Montana Financial Center, Inc. [Member]
Property and equipment, gross	164,420			$ 164,420
Less: Accumulated depreciation	(72,458)			(42,147)
Property and equipment, net	$ 91,962			122,273
Southwestern Montana Financial Center, Inc. [Member] | Office Equipment [Member]
Property and equipment, estimated useful lives	5 years
Property and equipment, gross	$ 26,322			26,322
Southwestern Montana Financial Center, Inc. [Member] | Vehicles [Member]
Property and equipment, estimated useful lives	5 years
Property and equipment, gross	$ 125,046			125,046
Southwestern Montana Financial Center, Inc. [Member] | Furniture and Fixtures [Member]
Property and equipment, estimated useful lives	7 years
Property and equipment, gross	$ 10,103			10,103
Southwestern Montana Financial Center, Inc. [Member] | Leasehold Improvements [Member]
Property and equipment, estimated useful lives	15 years
Property and equipment, gross	$ 2,949			$ 2,949